UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4375

Name of Fund: Merrill Lynch Pennsylvania Municipal Bond Fund of
              Merrill Lynch Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Pennsylvania Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/05

Date of reporting period: 02/01/05 - 04/30/05

Item 1 - Schedule of Investments

Merrill Lynch Pennsylvania Municipal Bond Fund
Schedule of Investments as of April 30, 2005                      (in Thousands)

                         Face
                       Amount      Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 74.5%  $ 1,000      Allegheny County, Pennsylvania, Higher Education Building Authority, University
                                   Revenue Bonds (Carnegie Mellon University), 5.125% due 3/01/2032                        $  1,044
                      -------------------------------------------------------------------------------------------------------------
                        4,785      Allegheny County, Pennsylvania, IDA, Commercial Development Revenue Refunding
                                   Bonds (MPB Associates Project), 7.70% due 12/01/2013 (d)                                   5,737
                      -------------------------------------------------------------------------------------------------------------
                        1,500      Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue Refunding
                                   Bonds (USX Corporation), 6.10% due 7/15/2020                                               1,586
                      -------------------------------------------------------------------------------------------------------------
                        1,000      Allegheny County, Pennsylvania, Redevelopment Authority, Tax Increment Revenue
                                   Bonds (Waterfront Project), Series A, 6.30% due 12/15/2018                                 1,110
                      -------------------------------------------------------------------------------------------------------------
                        1,000      Bucks County, Pennsylvania, IDA, Revenue Refunding Bonds (Pennswood Village
                                   Project), Series A, 6% due 10/01/2027                                                      1,054
                      -------------------------------------------------------------------------------------------------------------
                        1,000      Delaware County, Pennsylvania, Hospital Authority Revenue Bonds, GO
                                   (Crozer-Chester Medical Center), 6.25% due 12/15/2022                                      1,079
                      -------------------------------------------------------------------------------------------------------------
                        1,000      Delaware Valley, Pennsylvania, Regional Finance Authority, Local Government
                                   Revenue Bonds, 5.75% due 7/01/2032                                                         1,161
                      -------------------------------------------------------------------------------------------------------------
                          920      Erie, Western Pennsylvania Port Authority Revenue Bonds, 6.875% due 6/15/2016                962
                      -------------------------------------------------------------------------------------------------------------
                        1,000      Lancaster County, Pennsylvania, Hospital Authority Revenue Bonds (Lancaster
                                   General Hospital Project), 5.50% due 3/15/2026                                             1,050
                      -------------------------------------------------------------------------------------------------------------
                        1,000      Lebanon County, Pennsylvania, Health Facilities Authority, Health Center Revenue
                                   Bonds (Pleasant View Retirement Project), Series A, 5.30% due 12/15/2026                     987
                      -------------------------------------------------------------------------------------------------------------
                        2,250      Lehigh County, Pennsylvania, General Purpose Authority, Hospital Revenue Refunding
                                   Bonds (Saint Lukes Hospital of Bethlehem), 5.375% due 8/15/2033                            2,290
                      -------------------------------------------------------------------------------------------------------------
                        1,100      Lehigh County, Pennsylvania, IDA, PCR, Refunding (Pennsylvania Power and Light
                                   Utilities Corporation Project), Series A, 4.70% due 9/01/2029 (c)                          1,107
                      -------------------------------------------------------------------------------------------------------------
                        3,000      Luzerne County, Pennsylvania, IDA, Water Facility Revenue Refunding Bonds
                                   (Pennsylvania American Water Company Project), AMT, Series A, 5.10% due 9/01/2034 (a)      3,101
                      -------------------------------------------------------------------------------------------------------------
                                   Mifflin County, Pennsylvania, Hospital Authority, Revenue Refunding Bonds (Lewiston
                                   Hospital) (g):
                        2,550          6.40% due 7/01/2020                                                                    2,864
                        1,000          6.20% due 7/01/2030                                                                    1,113

Portfolio Abbreviations

To simplify the listings of Merrill Lynch Pennsylvania Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT         Alternative Minimum Tax (subject to)
DRIVERS     Derivative Inverse Tax-Exempt Receipts
GO          General Obligation Bonds
HFA         Housing Finance Agency
IDA         Industrial Development Authority
PCR         Pollution Control Revenue Bonds
RIB         Residual Interest Bonds
RITR        Residual Interest Trust Receipts
S/F         Single-Family

Merrill Lynch Pennsylvania Municipal Bond Fund
Schedule of Investments as of April 30, 2005                      (in Thousands)

                         Face
                       Amount      Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 2,500      Northumberland County, Pennsylvania, IDA, Water Facilities Revenue Refunding Bonds
                                   (Aqua Pennsylvania Inc. Project), AMT, 5.05% due 10/01/2039 (c)                         $  2,574
                      -------------------------------------------------------------------------------------------------------------
                        2,500      Pennsylvania Convention Center, Revenue Refunding Bonds, Series A, 6.75% due
                                   9/01/2019 (b)                                                                              2,603
                      -------------------------------------------------------------------------------------------------------------
                          975      Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series 59A, 5.80%
                                   due 10/01/2029                                                                             1,008
                      -------------------------------------------------------------------------------------------------------------
                        2,000      Pennsylvania HFA, S/F Revenue Refunding Bonds, AMT, Series 73A, 5.45% due 10/01/2032       2,069
                      -------------------------------------------------------------------------------------------------------------
                        1,500      Pennsylvania State, GO, RIB, Series 465X, 8.24% due 10/01/2019 (b)(h)                      1,858
                      -------------------------------------------------------------------------------------------------------------
                          500      Pennsylvania State Higher Educational Facilities Authority, Revenue Refunding Bonds
                                   (Widener University), 5.375% due 7/15/2029                                                   524
                      -------------------------------------------------------------------------------------------------------------
                        2,500      Pennsylvania State Public School Building Authority, School Revenue Bonds, DRIVERS,
                                   Series 371, 7.195% due 6/01/2011 (d)(h)                                                    2,861
                      -------------------------------------------------------------------------------------------------------------
                        2,500      Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds, DRIVERS,
                                   Series 366, 7.695% due 6/01/2011 (b)(h)                                                    3,112
                      -------------------------------------------------------------------------------------------------------------
                          800      Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, DRIVERS, Series
                                   460-Z, 7.695% due 6/01/2012 (a)(h)                                                           976
                      -------------------------------------------------------------------------------------------------------------
                                   Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living
                                   Revenue Bonds:
                          500         (Rieder House Project), Series A, 6.10% due 7/01/2033                                     486
                          500         (Saligman House Project), Series C, 6.10% due 7/01/2033                                   486
                      -------------------------------------------------------------------------------------------------------------
                        2,000      Philadelphia, Pennsylvania, Gas Works Revenue Bonds, 12th Series B, 7% due
                                   5/15/2020 (b)(e)                                                                           2,463
                      -------------------------------------------------------------------------------------------------------------
                        3,000      Philadelphia, Pennsylvania, Hospitals and Higher Education Facilities Authority,
                                   Hospital Revenue Refunding Bonds (Presbyterian Medical Center), 6.65% due
                                   12/01/2019 (e)                                                                             3,708
                      -------------------------------------------------------------------------------------------------------------
                          415      Philadelphia, Pennsylvania, Qualified Redevelopment Authority Revenue Bonds, AMT,
                                   Series B, 5% due 4/15/2027 (c)                                                               428
                      -------------------------------------------------------------------------------------------------------------
                        1,400      Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Refunding Bonds
                                   (Guthrie Healthcare System), Series A, 5.875% due 12/01/2031                               1,485
                      -------------------------------------------------------------------------------------------------------------
                        1,745      South Central Pennsylvania, General Authority, Revenue Refunding Bonds (Wellspan
                                   Health Obligated), 5.625% due 5/15/2026                                                    1,869
-----------------------------------------------------------------------------------------------------------------------------------
Guam - 0.7%               500      Commonwealth of the Northern Mariana Islands, Guam, GO, Series A, 6.75% due 10/01/2033       548
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 21.9%     1,315      Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding
                                   Bonds, 5.375% due 5/15/2033                                                                1,325
                      -------------------------------------------------------------------------------------------------------------
                        2,000      Puerto Rico Commonwealth, GO, Refunding, RITR, Class R, Series 3, 8.213% due
                                   7/01/2016 (b)(h)                                                                           2,464
                      -------------------------------------------------------------------------------------------------------------
                        3,000      Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5% due 7/01/2034               3,112
                      -------------------------------------------------------------------------------------------------------------
                        3,200      Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due
                                   7/01/2027 (f)                                                                              3,407
                      -------------------------------------------------------------------------------------------------------------
                          750      Puerto Rico Ports Authority, Special Facilities Revenue Bonds (American Airlines),
                                   AMT, Series A, 6.25% due 6/01/2026                                                           552
                      -------------------------------------------------------------------------------------------------------------
                        2,940      Puerto Rico Public Buildings Authority, Government Facilities, Revenue Refunding
                                   Bonds, Series D, 5.375% due 7/01/2033                                                      3,133
                      -------------------------------------------------------------------------------------------------------------

Merrill Lynch Pennsylvania Municipal Bond Fund
Schedule of Investments as of April 30, 2005                      (in Thousands)

                         Face
                       Amount      Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                      $ 1,950      Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                   Series E, 5.50% due 8/01/2029                                                           $  2,089
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin             1,000      Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 2.3%                     Coker Project), AMT, 6.50% due 7/01/2021                                                   1,134
                      -------------------------------------------------------------------------------------------------------------
                          500      Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds (Hovensa
                                   Refinery), AMT, 6.125% due 7/01/2022                                                         548
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Municipal Bonds (Cost - $67,792) - 99.4%                                            73,067
-----------------------------------------------------------------------------------------------------------------------------------

                       Shares
                         Held      Short -Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                          503      CMA Pennsylvania Municipal Money Fund (i)                                                    503
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Short-Term Securities (Cost - $503) - 0.7%                                             503
-----------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments (Cost - $68,295*) - 100.1%                                              73,570

                                   Liabilities in Excess of Other Assets - (0.1%)                                               (55)
                                                                                                                           --------
                                   Net Assets - 100.0%                                                                     $ 73,515
                                                                                                                           ========

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2005, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
      Aggregate cost                                                  $  68,288
                                                                      =========
      Gross unrealized appreciation                                   $   5,314
      Gross unrealized depreciation                                         (32)
                                                                      ---------
      Net unrealized appreciation                                     $   5,282
                                                                      =========

(a)   AMBAC Insured.
(b)   MBIA Insured.
(c)   FGIC Insured.
(d)   FSA Insured.
(e)   Escrowed to maturity.
(f)   XL Capital Insured.
(g)   Radian Insured.
(h) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

Merrill Lynch Pennsylvania Municipal Bond Fund
Schedule of Investments as of April 30, 2005

(i) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                          Net           Dividend
      Affiliate                                      Activity             Income
      --------------------------------------------------------------------------
      CMA Pennsylvania Municipal Money Fund           (1,915)           $     10
      --------------------------------------------------------------------------

      Forward interest rate swaps outstanding as of April 30, 2005 are as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                                      Unrealized
                                                     Notional      Appreciation/
                                                       Amount       Depreciation
      --------------------------------------------------------------------------
      Receive a variable rate equal to the 3-Month
           USD LIBOR and pay a fixed rate
           of 5.066%

      Broker, Morgan Stanley Capital Services Inc.
           Expires July 2015                          $ 4,000        $     (133)

      Receive a variable rate equal to the 7-Day
           Bond Market Association Municipal
           Swap Index Rate and pay a fixed rate
           of 3.627%

      Broker, JPMorgan Chase Bank
           Expires August 2015                       $ 12,000        $        2
      --------------------------------------------------------------------------
      Total                                                          $     (131)
                                                                     ==========

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Pennsylvania Municipal Bond Fund of
Merrill Lynch Multi-State Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Pennsylvania Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: June 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Pennsylvania Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: June 20, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Pennsylvania Municipal Bond Fund of
    Merrill Lynch Multi-State Municipal Series Trust

Date: June 20, 2005